Certain risks and concentration - Summary of Changes in Level 3 Instruments for Convertible Notes and Derivative Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value measurement
Balance at the beginning of year	$ 49,008	$ 34,837
New issuance of convertible notes	19,184	30,000	$ 30,000
Issuance of convertible notes upon exercise of call option	11,466
Conversion of convertible notes	(68,895)	(4,431)
Redemption of convertible notes	(15,196)	(11,265)
Balance at the end of year		49,008	34,837
Fair value changes	11,466
Level 3
Fair value measurement
Balance at the beginning of year	49,008	34,837
Fair value changes	4,433	(133)
New issuance of convertible notes	19,184	30,000
Issuance of convertible notes upon exercise of call option	11,466
Conversion of convertible notes	(68,895)	(4,431)
Redemption of convertible notes	(15,196)	(11,265)
Balance at the end of year		$ 49,008	$ 34,837
Fair value changes	11,466
Issuance of convertible notes upon exercise of call option	(11,466)
Fair value changes	81
Business combination (Note 4(e))	7,674
Balance at the end of year	$ 7,755